ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Maxwill Pte Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of incorporation	Nov. 01, 2004
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Holding company.
Maxwill Asia Pte Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of incorporation	Sep. 11, 1999
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.
Lp Grace Pte Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of incorporation	Jan. 11, 2008
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.
Maxwill Foodlink Pte Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of incorporation	Jan. 15, 2004
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services. Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.
Davis Commodities Pte Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of incorporation	Sep. 15, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services. Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.